Capital Lease Obligations	12 Months Ended
Dec. 31, 2010
Capital Lease Obligations [Abstract]
CAPITAL LEASE OBLIGATIONS

(13)	CAPITAL LEASE OBLIGATIONS

In December 2008 and 2009, the Group sold certain newly purchased equipment and equipment pending installation (collectively “Leased Assets”) with carrying amounts of US$69,278 and US$43,973 to a third-party (the “purchaser-lessor”) for cash consideration of US$63,155 and US$43,935, respectively, and simultaneously entered into a 3 year contract to lease back the Leased Assets from the purchaser-lessor. Pursuant to the terms of the contract, the Group is required to pay to the purchaser-lessor quarterly lease payments over 3 years and is entitled to a bargain purchase option at the end of the lease. The leases are classified as capital leases. In connection with this sale-leaseback transaction, the Group recognized a loss of approximately US$6,573 and US$38 during the year ended December 31, 2008 and 2009 respectively, which is being deferred and amortized in the consolidated statements of operations in proportion to the amortization of the leased assets.

The gross amount of plant and equipment and related accumulated amortization recorded under capital leases were as follows:

	December 31,	December 31,
	2009	2010

Plant and machinery	54,188	71,886
Less: accumulated amortization	(2,622)	(8,618)

	51,566	63,268
Construction-in-progress — equipment pending installation	52,961	38,588

	104,527	101,856

Amortization of assets held under capital leases is included with depreciation expense.

Future minimum lease payments under capital lease obligations as of December 31, 2010 are as follows:

Year ending December 31:
2011	38,503
2012	16,487

Total minimum lease payments	54,990
Less: Amounts representing interest (at interest rate of 5.60%)	(2,713)

Present value of minimum payments	52,277
Current portion	(36,339)

Non-current portion	15,938